Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 256,597	$ 249,923	$ 222,662
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	205,351	170,610	169,165
Deferred income tax expense	26,945	285	1,491
Share-based compensation	28,933	18,621	16,477
Dividends received from equity investments	8,595	7,524	6,835
Charges for transaction processing provisions	7,458	2,803	4,750
Amortization of debt issuance costs	7,269	298	160
Asset impairments			799
Provisions for fraud and other losses	11,912
Provisions for bad debt expenses and billing adjustments	2,000	1,054	1,552
(Gain) Loss on disposal of equipment, net	(79)	324	(1,159)
Amortization of bond discount	225
Loss on foreign currency	1,027	2,012	3,091
Changes in value of private equity investments	(966)	(898)
Excess tax expense (benefit) from share-based compensation	(3,528)	(1,259)	523
Equity in income of equity investments	(13,047)	(10,171)	(8,708)
Changes in operating assets and liabilities:
Accounts payable	(52,042)	37,206	(15,512)
Accounts receivable	(8,667)	2,855	(7,044)
Prepaid expenses, other current assets and other long-term assets	(571)	(2,945)	23,099
Accrued salaries and employee benefits	(403)	(7,083)	4,492
Other current liabilities and other long-term liabilities	(24,611)	(15,406)	13,646
Net cash provided by operating activities	452,398	455,753	436,319
Cash flows from investing activities:
Cash used in acquisitions, net of cash acquired	(1,314,660)	(188,698)	(47,909)
Additions to contract acquisition costs	(55,965)	(34,384)	(31,623)
Additions to licensed computer software from vendors	(63,635)	(33,001)	(19,502)
Purchases of property and equipment	(40,598)	(31,395)	(26,938)
Additions to internally developed computer software	(33,600)	(19,285)	(17,882)
Purchase of private equity investments	(1,378)	(3,031)	(1,573)
Subsidiary repurchase of noncontrolling interests			(493)
Proceeds from sale of trade name			4,500
Net cash used in investing activities	(1,509,836)	(309,794)	(141,420)
Cash flows from financing activities:
Proceeds from long-term borrowings	1,395,661	150,000
Proceeds from exercise of stock options	40,691	9,672	8,065
Excess tax expense (benefit) from share-based compensation	3,528	1,259	(523)
Subsidiary dividends paid to noncontrolling shareholders	(7,321)	(2,797)	(433)
Repurchase of common stock	(103,857)	(74,939)	(121,271)
Debt issuance costs	(13,573)	(2,073)
Dividends paid on common stock	(56,510)	(94,035)	(53,949)
Principal payments on long-term borrowings and capital lease obligations	(166,805)	(200,052)	(28,892)
Purchase of noncontrolling interest			(174,050)
Net cash provided by (used in) financing activities	1,091,814	(212,965)	(371,053)
Cash and cash equivalents:
Effect of exchange rate changes on cash and cash equivalents	(3,758)	(1,719)	(2,304)
Net increase (decrease) in cash and cash equivalents	30,618	(68,725)	(78,458)
Cash and cash equivalents at beginning of period	247,612	316,337	394,795
Cash and cash equivalents at end of period	278,230	247,612	316,337
Supplemental cash flow information:
Interest paid	23,157	2,952	3,088
Income taxes paid, net	$ 80,033	$ 106,778	$ 82,084